Share Capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended									12 Months Ended
	Apr. 10, 2023	Jun. 08, 2022 CAD ($) $ / shares shares	May 12, 2022 CAD ($) $ / shares shares	Sep. 29, 2023 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($) $ / shares shares	Dec. 20, 2022 CAD ($) $ / shares shares	Jul. 20, 2022 CAD ($) $ / shares shares	Jun. 20, 2022	Mar. 25, 2022	Feb. 23, 2022 CAD ($) $ / shares shares	Dec. 17, 2021 CAD ($) $ / shares shares	Nov. 29, 2021	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares	Nov. 09, 2022 shares	Jul. 31, 2022 shares	Jun. 30, 2022 shares	May 31, 2022 shares
Statement [Line Items]
Non brokered private placement unit													3,508,680
Risk free interest rate	2.92%							2.72%				1.54%
Expected volatility of the market price	79.30%							81.04%				89.38%
Finance costs | $													$ 2,474	$ 3,033
Number of share issue				10,443	8,376	14,414									1,754,340	11,764	16,949	46,155
Share issue price per share | $ / shares														$ 4.2305
Warrant exercise price description													warrant exercise price would be adjusted from $5.30 to $4.70
Description reverse stock split					reducing the number of outstanding Common Shares from approximately 164.86 million to approximately 32.97 million
Description related to reduce number of outstanding share											reducing the number of outstanding options from approximately 23.5 million to 4.7 million
Description related to stock option plan									Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000				Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000
Description of stock based compensation													options exercised, the share price at the time of exercise was between $2.83-$3.80. Total stock- based compensation expense recognized during the year ended September 30, 2023 was $1,167 (2022: $3,223). Of this, the portion related to stock options that vested during the year ended September 30, 2023 was $511 (September 30, 2022-$1,358)
Derivative warrants [Member]
Statement [Line Items]
Derivative warrants													912,845
Risk free interest rate													3.80%
Expected volatility of the market price													85.58%
Derivative warrants liability description													reducing the number of outstanding warrants from approximately 13.1 million to 2.6 million. A 10% of change in any assumption would result in the change in derivative warrant liability between $(417) and $393
Share capital [Member]
Statement [Line Items]
Finance costs | $		$ 50	$ 150	$ 40	$ 40	$ 80	$ 50			$ 400	$ 300
Number of share issue		16,949	46,155	10,443	8,376	14,414	11,764			98,765	61,224
Share issue price per share | $ / shares		$ 2.95	$ 3.25	$ 3.83	$ 4.77	$ 5.55	$ 4.25			$ 4.05	$ 4.90
Credit facility increase description			increased from C$11 million to C$14 million				credit facility was increased from C $14M to C $16M						increased from C$7 million to C$11 million